SUBSEQUENT EVENTS (Details) - Promissory Note - Sponsor - Subsequent event	Apr. 30, 2021 USD ($)
Subsequent Event [Line Items]
Maximum amounts of transaction	$ 150,000
Interest rate	2.75%